Description of Business	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Description of Business
Description of Business
Capnia, Inc. (the “Company”) was incorporated in the State of Delaware on August 25, 1999, and is located in Redwood City, California. The Company develops and commercializes neonatology devices and diagnostics. The Company also has a therapeutics platform based on its proprietary technology for precision metering of gas flow.
On September 2, 2015, the Company established NeoForce, Inc. ("NFI"), a wholly owned subsidiary incorporated in the State of Delaware. On September 8, 2015, NFI, acquired substantially all of the assets of an unrelated privately held company NeoForce Group, Inc. ("NeoForce") in exchange for an upfront cash payment of $1.0 million and royalties on future sales. NeoForce develops innovative pulmonary resuscitation solutions for the inpatient and ambulatory neonatal markets that the Company is now marketing through NFI.
On April 27, 2015, the Company established Capnia UK Limited, a wholly owned foreign subsidiary in the United Kingdom. The functional currency of the U.K. subsidiary is the British pound. There have been no significant activities for this entity to date.
The Company's most recent product to launch commercially utilizing precision metering of gas flow technology is Serenz® Allergy Relief, or Serenz, which has a CE Mark certification for sale in the European Union ("E.U.") Serenz is a proprietary handheld device that delivers non-inhaled CO2 topically to the nasal mucosa. Serenz is used only when needed, and does not need to be used on a scheduled basis. Pilot commercial sales of Serenz began in the U.K. and Ireland in the second quarter of 2016.
The Company also sells CoSense®, which aids in diagnosis of excessive hemolysis, a condition in which red blood cells degrade rapidly. When present in neonates with jaundice, hemolysis is a dangerous condition which can lead to adverse neurological outcomes. CoSense has 510(k) clearance for sale in the U.S. with a specific Indication for Use related to hemolysis issued, and has received CE Mark certification for sale in the E.U. CoSense is commercially available in the U.S. In addition, the Company is applying its research and development efforts to additional diagnostic products based on its Sensalyze Technology Platform, a portfolio of proprietary methods and devices which enables CoSense and can be applied to detect a variety of analytes in exhaled breath and other products for the neonatology market.